Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 399	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 400	☒

VALUED ADVISERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (513) 587-3400

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901
(Name and Address of Agent for Service)

With Copies to:

Terry Davis

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b);

☒ on July 12, 2024 pursuant to paragraph (b);

☐ 60 days after filing pursuant to paragraph (a)(1);

☐ on (date) pursuant to paragraph (a)(1);

☐ 75 days after filing pursuant to paragraph (a)(2); or

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

1

EXPLANATORY NOTE

This Post-Effective Amendment No. 399 to the registration statement on Form N-1A for Valued Advisers Trust (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 394 from July 8th, 2024 to July 12, 2024 for the Registrant’s series known as Sound Mind Investing Fund, SMI Multi-Strategy Fund, and SMI Dynamic Allocation Fund. This amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 394 that was filed with the Securities and Exchange Commission on May 9th, 2024.

2

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust - Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 388 filed December 8, 2023 (File No. 811-22208 ).

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(d)(1)	Investment Advisory Agreement between the Trust and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 159 filed May 30, 2014 (File No. 811-22208).

(d)(2)	Amendment to the Investment Advisory Agreement between the Trust and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(d)(3)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(4)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 216 filed September 25, 2015 (File No. 811-22208).

(d)(5)	Amendment to the Investment Subadvisory Agreement between LongShort Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208 ).

(d)(6)	Second Amendment to the Investment Subadvisory Agreement between LongShort Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208 ).

(d)(7)	Investment Advisory Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(d)(8)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(9)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Multi-Strategy Fund (formerly known as the Sound Mind Investing Balanced Fund, the SMI Conservative Allocation Fund, and the SMI 50/40/10 Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(11)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(d)(13)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).

(d)(14)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(d)(15)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).

(d)(16)	Investment Advisory Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(d)(17)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 306 filed February 28, 2019 (File No. 811-22208).

(d)(18)	Investment Advisory Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(d)(19)	Investment Advisory Agreement between the Trust and Millbank Dartmoor Portsmouth LLC with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(d)(20)	Investment Advisory Agreement between the Trust and Kovitz Investment Group Partners, LLC with respect to the Kovitz Core Equity ETF - Incorporated by reference to Registrant’s Post Effective Amendment No. 392 filed February 28, 2024 (File No. 811-22208).

(d)(21)	Investment Advisory Agreement between the Trust and Regan Capital, LLC with respect to the Regan Floating Rate MBS ETF – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).

(d)(22)	Amended Schedule A to the Investment Advisory Agreement between the Trust and Millbank Dartmoor Portsmouth LLC with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 397 filed May 28, 2024 (File No. 811-22208 ).

(e)(1)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(2)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(3)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(4)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(5)	Amendment to the Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(e)(6)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(7)	Distribution Agreement between Ultimus Fund Distributors, LLC and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(8)	Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(e)(9)	Amended Schedule A to the Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(e)(10)	Distribution Agreement between the Trust and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 245 filed September 28, 2016 (File No. 811-22208).

(g)(5)	Amendment No. 1 to the Custody Agreement between the Trust and US Bank, N.A. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 290 filed April 27, 2018 (File No. 811-22208)

(g)(6)	Amendment No. 2 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(g)(7)	Amendment No. 3 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(g)(8)	Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(g)(9)	First Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporate by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 811-22208 ).

(g)(10)	Second Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).

(h)(1)	Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(h)(2)	First Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).

(h)(3)	Second Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(h)(4)	Amendment to the Fund Administration Addendum to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).

(h)(5)	Amended Schedule A to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(h)(6)	ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(h)(7)	Amendment No. 1 to the ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 8-22208 ).

(h)(8)	Amended Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(h)(9)	Amended and Restated Expense Limitation Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post Effective Amendment No. 391 filed February 28, 2024 (File No. 811-22208).

(h)(10)	Amended and Restated Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the Sound Mind Investing Fund, the SMI Multi-Strategy Fund, and the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 393 filed February 28, 2024 (File No. 811-22208).

(h)(11)	Amended and Restated Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 387 filed September 28, 2023 (File No. 811-22208]).

(h)(12)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post Effective Amendment No. 390 filed February 28, 2024 (File No. 811-22208).

(h)(13)

Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund – Incorporated by reference to Registrant’s Post Effective Amendment No. 390 filed February 28, 2024 (File No. 811-22208).

(h)(14)	Amended Expense Limitation Agreement between the Trust and Summitry LLC with respect to the Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 398 filed May 28, 2024 (File No. 811-22208).

(h)(15)	Amended Expense Limitation Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 395 filed May 28, 2024 (File No. 811-22208 ).

(h)(16)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Equity Fund – Incorporated by reference to Registrant’s Post Effective Amendment No. 390 filed February 28, 2024 (File No. 811-22208).

(h)(17)	Amended Expense Limitation Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 396 filed May 28, 2024 (File No. 811-22208 ).

(h)(18)	Amended Expense Limitation Agreement between the Trust and Millbank Dartmoor Portsmouth LLC with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 397 filed May 28, 2024 (File No. 811-22208 ).

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund (now known as Summitry Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(i)(3)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dreman Contrarian Small Cap Value Fund (now known as the Foundry Partners Fundamental Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(i)(5)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel with respect to the Sound Mind Investing Fund and the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed February 28, 2013 (File No. 811-22208).

(i)(6)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(i)(7)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(i)(8)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI 50/40/10 Fund (now known as the SMI Multi-Strategy Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 289 filed April 30, 2018 (File No. 811-22208).

(i)(9)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Small Cap Equity Fund (now known as the Dana Epiphany ESG Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(i)(10)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(i)(11)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the merger of the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund (now known as the SMI Multi-Strategy Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 289 filed April 30, 2018 (File No. 811-22208).

(i)(12)	Tax Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the merger of the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund (now known as the SMI Multi-Strategy Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 289 filed April 30, 2018 (File No. 811-22208).

(i)(13)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, Legal Counsel, with respect to the Dana Epiphany ESG Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 301 filed November 16, 2018 (File No. 811-22208).

(i)(14)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the Channing Intrinsic Value Small-Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 338 filed February 24, 2021 (File No. 811-22208).

(i)(15)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 360 filed December 17, 2021 (File No. 811-22208).

(i)(16)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the Kovitz Core Equity ETF – Incorporated by reference to Registrant’s Post-Effective Amendment No. 370 filed June 24, 2022 (File No. 811-22208).

(i)(17)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the Regan Floating-Rate MBS ETF – Incorporated by reference to Registrant’s Post-Effective Amendment No. 388 filed December 8, 2023 (File No. 811-2220 ).

(j)(1)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 398 filed May 28, 2024 (File No. 811-22208).

(j)(2)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(j)(3)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post Effective Amendment No. 391 filed February 28, 2024 (File No. 811-22208).

(j)(4)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Sound Mind Funds – Incorporated by reference to Registrant’s Post-Effective Amendment No. 393 filed February 28, 2024 (File No. 811-22208).

(j)(5)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 387 filed September 28, 2023 (File No. 811-22208).

(j)(6)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Dana Funds – Incorporated by reference to Registrant’s Post Effective Amendment No. 390 filed February 28, 2024 (File No. 811-22208).

(j)(7)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 395 filed May 28, 2024 (File No. 811-22208 ).

(j)(8)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Dana Epiphany ESG Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 303 filed February 28, 2019 (File No. 811-22208).

(j)(9)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 396 filed May 28, 2024 (File No. 811-22208).

(j)(10)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 397 filed May 28, 2024 (File No. 811-22208 ).

(j)(11)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Kovitz Core Equity ETF – Incorporated by reference to Registrant’s Post Effective Amendment No. 392 filed February 28, 2024 (File No. 811-22208).

(j)(12)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Regan Floating Rate MBS ETF – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for the Foundry Partners Fundamental Small Cap Value Fund (formerly known as the Dreman Contrarian Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(m)(3)	Distribution Plan under Rule 12b-1 for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(m)(4)	Distribution Plan under Rule 12b-1 for MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(n)(1)	Rule 18f-3 Plan for Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(n)(2)	Rule 18f-3 Plan for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(n)(3)	Rule 18f-3 Plan for MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 395 filed May 28, 2024 (File No. 811-22208 ).

(p)(2)	Code of Ethics for Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(p)(3)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 356 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(4)	Code of Ethics for Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(5)	Code of Ethics for Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 363 filed February 28, 2022 (File No. 811-22208).

(p)(6)	Code of Ethics for Foundry Partners, LLC - Incorporated by reference to Registrant’s Post-Effective Amendment No. 340 filed February 26, 2021 (File No. 811-22208).

(p)(7)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(8)	Code of Ethics for Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(9)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(10)	Code of Ethics for Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(11)	Code of Ethics for Belmont Capital, LLC dba Belmont Capital Group – Incorporated by reference to Registrant’s Post-Effective Amendment No. 348 filed May 28, 2021 (File No. 811-22208).

(p)(12)	Code of Ethics for Channing Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(p)(13)	Code of Ethics for Millbank Dartmoor Portsmouth LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(p)(14)	Code of Ethics for Regan Capital, LLC – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).

(q)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 367 filed May 31, 2022 (File No. 811-22208).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

1.	Ultimus Fund Distributors, LLC

(a)	Ultimus Fund Distributors, LLC is the principal underwriter for some series of the Trust. Ultimus Fund Distributors also serves as a principal underwriter for the following investment companies: Axxes Private Markets Fund, Beacon Pointe Multi-Alternative Fund, Bruce Fund, Inc., CM Advisors Family of Funds, Caldwell & Orkin Funds, Inc., Cantor Fitzgerald Infrastructure Fund, Cantor Select Portfolios Trust, Capitol Series Trust, Centaur Mutual Funds Trust, Chesapeake Investment Trust, Commonwealth International Series Trust, Conestoga Funds, Connors Funds, Cross Shore Discovery Fund, Dynamic Alternatives Fund, Eubel Brady & Suttman Mutual Fund Trust, Fairway Private Equity & Venture Capital Opportunities Fund, Flat Rock Enhanced Income Fund, HC Capital Trust, Hussman Investment Trust, James Advantage Funds, James Alpha Funds Trust, Lind Capital Partners Municipal Credit Income Fund, Manager Directed Portfolios, MidBridge Private Markets Fund, MSS Series Trust, North Square Investments Trust, Oak Associates Funds, ONEFUND Trust, Papp Investment Trust, Peachtree Alternative Strategies Fund, Rocky Mountain Opportunity Trust, Schwartz Investment Trust, Segall Bryant & Hamill Trust, The Cutler Trust, The Investment House Funds, Ultimus Managers Trust, Unified Series Trust, VELA Funds, Volumetric Fund, Waycross Independent Trust, Williamsburg Investment Trust, XD Fund Trust, and Yorktown Funds.

(b)	The officers of Ultimus Fund Distributors, LLC are as follows:

Name*	Title	Position with Trust

Kevin M. Guerette*	President	None
Stephen L. Preston*	Vice President, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None

Melvin Van Cleave*	Chief Information Security Officer	None

Douglas K. Jones*	Vice President	None

Gregory A. Evans*	Financial Operations Principal	None

*	The principal business address of these individuals is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246

(c)	Not Applicable.

2.	Northern Lights Distributors, LLC

(a)	Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Tactical Income Fund, Boyar Value Fund Inc., Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Everest Fund, The Saratoga Advantage Trust, Segal Bryant & Hamill Trust. Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust, Unified Series Trust, and Zacks Trust

(b)	The officers of Northern Lights Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None

Bill Strait*	Secretary, General Counsel, and Manager	None

Stephen L. Preston*	Treasurer, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None

David James*	Manager	None

Melvin Van Cleave*	Chief Information Security Officer	None

Gregory A. Evans*	Financial Operations Principal	None

*	The principal business address of these individuals is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Summitry Equity Fund, Foundry Partners Fundamental Small Cap Value Fund, BFS Equity Fund, Dana Large Cap Equity Fund, Dana Epiphany ESG Small Cap Equity Fund, Dana Epiphany ESG Equity Fund, Sound Mind Investing Fund, SMI Dynamic Allocation Fund, and SMI Multi-Strategy Fund).

(b)	US Bank, N.A., 1555 N. Rivercenter Drive, Milwaukee, WI 53212 (records relating to its functions as custodian for LS Opportunity Fund, Channing Intrinsic Value Small-Cap Fund, and MDP Low Volatility Fund).

(c)	Summitry LLC, 919 Hillsdale Blvd, Suite 150, Foster City, CA 94404 (records relating to its function as the investment adviser to Summitry Equity Fund).

(d)	Long Short Advisors, LLC, 3330 Fairchild Gardens Avenue, Suite 30428, Palm Beach Gardens, FL 33410 (records relating to its function as the investment adviser to LS Opportunity Fund).

(e)	Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246 (records relating to its function as transfer agent, fund accountant, and administrator for the Trust).

(f)	Kovitz Investment Group Partners, LLC, 71 S. Wacker Dr., Suite 1860, Chicago, IL 60606 (records relating to its function as investment adviser to the Kovitz Core Equity ETF).

(g)	Foundry Partners, LLC, 510 First Avenue North, Suite 601, Minneapolis, MN 55401 (records relating to its function as investment adviser to Foundry Partners Fundamental Small Cap Value Fund).

(h)	SMI Advisory Services, LLC, 4400 Ray Boll Blvd. Columbus, IN 47203 (records relating to its function as investment adviser to the Sound Mind Funds).

(i)	Bradley, Foster & Sargent, Inc., 185 Asylum St., City Place II, Hartford, Connecticut 06103 (records relating to its function as investment adviser to the BFS Equity Fund).

(j)	Dana Investment Advisors, Inc., 20700 Swenson Drive, Suite 400, Waukesha, Wisconsin 53186 (records relating to its function as investment adviser to the Dana Funds).

(k)	Prospector Partners, LLC, 370 Church Street, Guilford, Connecticut 06437 (records relating to its function as subadviser to the LS Opportunity Fund).

(l)	Belmont Capital, LLC d/b/a Belmont Capital Group, 1875 Century Park E., Suite 1780, Los Angeles, California 90067 (records relating to its function as investment adviser to the Belmont Theta Income Fund).

(m)	Ultimus Fund Distributors, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246 (records relating to its function as distributor to certain series of the Trust).

(n)	Channing Capital Management, LLC, 10 S. LaSalle Street, Suite 2401, Chicago, IL 60603 (records relating to its function as investment adviser to the Channing Intrinsic Value Small-Cap Fund).

(o)	Millbank Dartmoor Portsmouth LLC, 22 Pack Square, Suite 401, Asheville, NC, 28801 (records relating to its function as investment adviser to the MDP Low Volatility Fund).

(p)	Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474 (records relating to its function as distributor to certain series of the Trust).

(q)	Brown Brothers Harriman & Co, 50 Post Office Square, Boston, MA 02110 (records relating to its function as custodian for Kovitz Core Equity ETF and Regan Floating Rate MBS ETF).

(r)	Regan Capital, LLC, 300 Crescent Court, Suite 1760, Dallas, TX 75201 (records relating to its function as investment adviser to the Regan Floating Rate MBS ETF).

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 399 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on this 5th day of July 2024.

VALUED ADVISERS TRUST

By:	*
Matthew J. Miller, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	*	July 5, 2024
	Andrea N. Mullins, Trustee	Date

	*	July 5, 2024
	Ira Cohen, Trustee	Date

	/s/ Martin A. Burns	July 5, 2024
	Martin A. Burns, Trustee	Date

	/s/ Susan J. Templeton	July 5, 2024
	Susan J. Templeton, Trustee	Date

	*	July 5, 2024
	Zachary P. Richmond, Treasurer and Principal	Date
Financial Officer

* By:	/s/ Carol J. Highsmith	July 5, 2024
	Carol J. Highsmith, Vice President, Attorney in Fact	Date